Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FOCUS GROWTH FUND, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2016
Supplement [Text Block]	brfgf_SupplementTextBlock

BlackRock Focus Growth Fund, Inc.

(the “Fund”)

Supplement dated October 5, 2017 to the Prospectus

dated December 29, 2016, as supplemented to date

Effective October 5, 2017, the Board of Directors of Master Focus Growth LLC (the “Master LLC”) has approved a reduction in the contractual management fee rate of the Master LLC. The Board of Directors of the Master LLC and the Board of Directors of the Fund have also approved a corresponding reduction in the contractual waiver of the sum of the management fee and administration fee. Additionally, the Fund may invest in emerging markets as an other strategy. Accordingly, the Fund’s Prospectus is amended as follows:

Management Fee Rate Change

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Focus Growth Fund, Inc. — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 18 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-69 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5,6]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.75%	0.76%	0.66%
Administration Fee[4]	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	0.50%	0.51%	0.41%
Total Annual Fund Operating Expenses[7]	1.50%	2.26%	1.16%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.22)%	(0.23)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	1.28%	2.03%	1.03%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.
[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, BlackRock has contractually agreed to waive the Management Fee of the Master LLC and the Administration Fee of the Fund, as necessary, to reduce the sum of the Management Fee (as a percentage of the average daily net assets of the Master LLC) and the Administration Fee (as a percentage of the daily net assets of the Fund) by 0.10% through December 31, 2018. In addition, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.28% (for Investor A Shares), 2.03% (for Investor C Shares) and 1.03% (for Institutional Shares) of the Fund’s average daily net assets through December 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund and Master LLC or by a vote of a majority of the outstanding voting securities of the Fund and Master LLC.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, BlackRock has contractually agreed to waive the management fee of the Master LLC with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.
[6]	The Management Fee has been restated to reflect current fees.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which do not include the restatement of the Management Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$649	$954	$1,281	$2,204
Investor C Shares	$306	$684	$1,189	$2,577
Institutional Shares	$105	$356	$626	$1,397

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$206	$684	$1,189	$2,577

Portfolio Turnover:

The Master LLC pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended August 31, 2016, the Master LLC’s portfolio turnover rate was 112% of the average value of its portfolio.

BLACKROCK FOCUS GROWTH FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brfgf_SupplementTextBlock

BlackRock Focus Growth Fund, Inc.

(the “Fund”)

Supplement dated October 5, 2017 to the Prospectus

dated December 29, 2016, as supplemented to date

Effective October 5, 2017, the Board of Directors of Master Focus Growth LLC (the “Master LLC”) has approved a reduction in the contractual management fee rate of the Master LLC. The Board of Directors of the Master LLC and the Board of Directors of the Fund have also approved a corresponding reduction in the contractual waiver of the sum of the management fee and administration fee. Additionally, the Fund may invest in emerging markets as an other strategy. Accordingly, the Fund’s Prospectus is amended as follows:

Management Fee Rate Change

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Focus Growth Fund, Inc. — Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 18 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-69 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3,4,5,6]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.75%	0.76%	0.66%
Administration Fee[4]	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	0.50%	0.51%	0.41%
Total Annual Fund Operating Expenses[7]	1.50%	2.26%	1.16%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.22)%	(0.23)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	1.28%	2.03%	1.03%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.
[4]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, BlackRock has contractually agreed to waive the Management Fee of the Master LLC and the Administration Fee of the Fund, as necessary, to reduce the sum of the Management Fee (as a percentage of the average daily net assets of the Master LLC) and the Administration Fee (as a percentage of the daily net assets of the Fund) by 0.10% through December 31, 2018. In addition, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.28% (for Investor A Shares), 2.03% (for Investor C Shares) and 1.03% (for Institutional Shares) of the Fund’s average daily net assets through December 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund and Master LLC or by a vote of a majority of the outstanding voting securities of the Fund and Master LLC.
[5]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, BlackRock has contractually agreed to waive the management fee of the Master LLC with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.
[6]	The Management Fee has been restated to reflect current fees.
[7]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which do not include the restatement of the Management Fee to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$649	$954	$1,281	$2,204
Investor C Shares	$306	$684	$1,189	$2,577
Institutional Shares	$105	$356	$626	$1,397

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$206	$684	$1,189	$2,577

Portfolio Turnover:

The Master LLC pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended August 31, 2016, the Master LLC’s portfolio turnover rate was 112% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 18 and the “Intermediary-Defined Sales Charge Waiver Policies” section of the Fund’s prospectus and in the “Purchase of Shares” section on page II-69 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master LLC pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended August 31, 2016, the Master LLC’s portfolio turnover rate was 112% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Management Fee has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
BLACKROCK FOCUS GROWTH FUND, INC. | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2],[3],[4],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fee	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.28%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 649
3 Years	rr_ExpenseExampleYear03	954
5 Years	rr_ExpenseExampleYear05	1,281
10 Years	rr_ExpenseExampleYear10	$ 2,204
BLACKROCK FOCUS GROWTH FUND, INC. | Investor C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2],[3],[4],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration Fee	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.03%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 306
3 Years	rr_ExpenseExampleYear03	684
5 Years	rr_ExpenseExampleYear05	1,189
10 Years	rr_ExpenseExampleYear10	2,577
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	684
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,577
BLACKROCK FOCUS GROWTH FUND, INC. | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.50%	[2],[3],[4],[5]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.25%	[2]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.03%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	626
10 Years	rr_ExpenseExampleYear10	$ 1,397

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, BlackRock has contractually agreed to waive the Management Fee of the Master LLC and the Administration Fee of the Fund, as necessary, to reduce the sum of the Management Fee (as a percentage of the average daily net assets of the Master LLC) and the Administration Fee (as a percentage of the daily net assets of the Fund) by 0.10% through December 31, 2018. In addition, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.28% (for Investor A Shares), 2.03% (for Investor C Shares) and 1.03% (for Institutional Shares) of the Fund’s average daily net assets through December 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund and Master LLC or by a vote of a majority of the outstanding voting securities of the Fund and Master LLC.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 32, BlackRock has contractually agreed to waive the management fee of the Master LLC with respect to any portion of the Master LLC’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through December 31, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Master LLC or by a vote of a majority of the outstanding voting securities of the Master LLC.
[4]	The Management Fee has been restated to reflect current fees.
[5]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of the allocated expenses of Master Focus Growth LLC (the “Master LLC”). Management Fees are paid by the Master LLC.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which do not include the restatement of the Management Fee to reflect current fees.
[7]	There is no CDSC on Investor C Shares after one year.